UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer: 	Bhirud Funds Inc.
                               	1266 E Main Street
                               	Stamford, CT 06902

2.	The name of each series or class of securities for which this
Form is filed (if the Form is being filed for all series and classes of securities of the Issuer, check the box but do not list series or classes):

  	  Apex Mid Cap Growth Fund

3.	Investment Company Act File Number: 811-6680

  	Securities Act File Number:  33-48013

4(a). 	Last day of fiscal year for which this Form is filed:

      	July 31, 1999

4(b).	Check box if this Form if being filled late (i.e.,, more
than 90 calendar days after the end of the issuer's fiscal
year). (See Instruction A.2)

         NIL

Note: if the Form is being filed late, interest must be paid on the registration fee due.


4(c).	Check box if this is the last time the issuer will be
filing this Form.

         NIL

5. 	Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
    fiscal year pursuant to section 24(f):               		$566,490

(ii) Aggregate price of securities redeemed or repurchased
     during the fiscal year:                      	$232,582

(iii) Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11,1995 that were not previously used to reduce
registration fees payable to the Commission.     	$ 138,481

(iv) Total available redemption credits (add items 5(ii) and
     5(iii)):                                    	$ 371,063

(v) Net sales -- if Item 5(i) is greater than item 5(iv)
    [Subtract item 5(iv) from item 5(i)]:                		$195,427

vi) Redemption credits available for use in future years
    if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
    Item 5(i)]                                            	$0

(vii) Multiplier for determining registration fee (See
      Instruction C.9):                                   	X0.0003

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
       (enter "0" if no fee is due)		=                         $58.63

6.	Prepaid Shares:      -NIL

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______ If there is a number of shares or other units that were registered pursuant to rule 24f-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______

7.	Interest due  -- if this Form is being filed more than 90
days after the end of the issuer's fiscal year (see instruction
D):                                                            		$ 0.0

8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]                          $58.63

9  	Date the registration fee and any interest payment was sent
to the Commission's lockbox depository:

		-NA-

Method of Delivery:

____	WireTransfer

__X__	Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)  : Harish L. Bhirud - Dirctor &
                            Vice-prisident
                            Bhirud Funds Inc.

Date:   September 20, 1999

 * Please print the name and title of the signing officer below the signature.